Related Party Transactions (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Incurred expenses	$ 0.0
Affiliate amount related to consulting services	$ 0.0	$ 0.0
Maximum [Member]
Related Party Transaction [Line Items]
Incurred expenses		$ 0.1